Cost of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Employee wages and benefits	$ 8,093	$ 5,875
Web hosting fees	2,532	1,776
Partner fees	532	343
Other	382	371
Cost of revenue	$ 11,539	$ 8,365